TAXES PAYABLE	12 Months Ended
Jun. 30, 2018
Taxes Payable [Abstract]
Taxes Payable Disclosure [Text Block]
NOTE 13. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
VAT payable	¥632,831	¥382,361	$57,760
Income tax payable	43,556	43,556	6,580
Other taxes payable	8,334	5,996	906
Total taxes payable	¥684,721	¥431,913	$65,246